COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2024
Mars Acquisition Corporation
COMMITMENTS AND CONTINGENCIES
Schedule of fair value of the forward purchase agreement liabilities

September 30, 2024
Risk-free interest rate	3.88%
Expected term (years)	1.5
Stock price	$11.02
Estimated volatility	60.0%